FAIR VALUE MEASUREMENTS - Inputs and assumptions used to value the earn-out liability (Details) - Recurring	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
TrademarkVision | Risk free rate
Inputs and assumptions
Earn-out liability, Fair value input (as a percent)	2.77
TrademarkVision | Discount Rate
Inputs and assumptions
Earn-out liability, Fair value input (as a percent)	8.09
TrademarkVision | Expected life
Inputs and assumptions
Expected life (in years)	1 year 6 months 15 days
Publons | Risk free rate | Minimum
Inputs and assumptions
Earn-out liability, Fair value input (as a percent)	2.34	1.17
Publons | Risk free rate | Maximum
Inputs and assumptions
Earn-out liability, Fair value input (as a percent)	2.63	1.62
Publons | Discount Rate | Minimum
Inputs and assumptions
Earn-out liability, Fair value input (as a percent)	9.23	11.44
Publons | Discount Rate | Maximum
Inputs and assumptions
Earn-out liability, Fair value input (as a percent)	9.72	11.90
Publons | Expected life | Minimum
Inputs and assumptions
Expected life (in years)	1 year 15 days	1 year 1 month 13 days
Publons | Expected life | Maximum
Inputs and assumptions
Expected life (in years)	3 years 15 days	4 years 1 month 13 days